EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,170,000	125,000	0
Net income from continuing operations after non-controlling interest	$ 117,010	$ 255,325	$ 137,414
Net income from discontinued operations after non controlling interest	$ 0	$ (100,701)	$ 12,055
Weighted average shares outstanding, basic and diluted (in 000's)	156,973,000	120,082,000	125,189,000
Net income attributable to the Company	$ 117,010	$ 154,624	$ 149,469